Business Combinations and Acquisitions	12 Months Ended
Jul. 03, 2022
Business Combinations [Abstract]
Business Combinations and Acquisitions

(3) Business Combinations and Acquisitions

Business Combination:    For accounting purposes, the Business Combination was treated as the equivalent of Bowlero Corp. issuing stock for the net assets of Isos, accompanied by a recapitalization. The following summarizes the elements of the Business Combination to the consolidated statement of cash flows, including the transaction funding, sources and uses of cash, and merger-related earnouts and warrants:

Recapitalization
Cash-Isos Acquisition Corporation Trust	$254,851
Less: Isos transaction costs paid from Trust	(23,869)
Less: Redemptions of existing shareholders of Isos	(136,569)
Net cash proceeds from SPAC shareholders	$94,413

Cash-PIPE issuance	$150,604
Cash-Forward issuance	100,000
Net cash proceeds from SPAC shareholders	94,413
Cash-Preferred issuance	95,000
Less: Bowlero transaction costs	(20,670)
Total cash received, net of transaction costs	419,347

Payoff of preferred stock and accumulated dividends	(145,298)
Consideration to existing Bowlero shareholders	(226,000)
Consideration to Bowlero option holders	(15,467)
Total distributions	(386,765)
Net cash received	$32,582

Earnout liability	$181,113
Warrant liability	22,426
Total liabilities recognized	$203,539

After making adjustments to the issuance of the Business Combination consideration shares, the redemption of the Isos ordinary shares, the consummation of the PIPE Offerings and the Forward Purchase Contract, the roll-over of vested options and the withholding of 1,068,884 shares for tax obligations from certain current and former employees and the conversion of common shares to preferred shares, there were 165,378,145 shares of the Common Stock issued and outstanding as of the Closing Date, of which 107,066,302 shares were Class A common stock and 58,311,203 shares were Class B common stock. There were 17,225,692 warrants outstanding as of the Closing Date.

The Company expensed $2,956 in transaction costs for amounts allocated to that portion of the earnouts related to Bowlero rather than as an offset to equity.

Acquisitions:    The Company continually evaluates potential acquisitions, which can be either business combinations or asset purchases, that strategically fit within the Company’s existing portfolio of centers as a key part of the Company’s overall growth strategy in order to expand our market share in key geographic areas, and to improve our ability to leverage our fixed costs.

Acquisitions that meet the definition of a business under ASC 805, “Business Combinations,” are accounted for using the acquisition method of accounting. The Company estimates the fair value of the tangible and intangible assets acquired and liabilities assumed as of the acquisition date for business combinations and utilizes valuation specialists to assist in doing so. For business combinations, we will continue to evaluate and refine the estimates used to record the fair value of the assets acquired and liabilities assumed throughout the permitted measurement period, which may result in corresponding offsets to goodwill in future periods. We expect to finalize the valuations as soon as possible, but no later than one year from the acquisition dates.

The goodwill acquired in the business combinations represents:

•        the value of an assembled workforce

•        future earnings and cash flow potential of these businesses, and

•        the complementary strategic fit and resulting synergies these businesses bring to existing operations

From the business combinations during fiscal year 2022, $8,097 of the goodwill recognized is deductible for tax purposes.

Acquisitions that do not meet the definition of a business under ASC 805 are accounted for as an asset acquisition, using a cost accumulation model. Assets acquired and liabilities assumed are recognized at cost, which is the consideration the acquirer transfers to the seller, including direct transaction costs, on the acquisition date. The cost of the acquisition is then allocated to the assets acquired based on their relative fair values. Goodwill is not recognized in an asset acquisition.

2022 Business Combinations:    The Company’s accounting for the allocations of the purchase price for the acquisitions of bowling businesses that were treated as business combinations at the dates of the respective acquisitions is based upon its understanding of the fair value of the acquired assets and assumed liabilities. The Company obtains this information during due diligence and through other sources. The Company completed eight acquisitions for a total consideration of $72,737. The Company’s consolidated financial statements reflect final and preliminary allocations of the purchase price to the assets and liabilities assumed based on fair value as of the date of the acquisition. The total consideration of acquisitions with final purchase price allocations was $53,146. The one transaction with a preliminary purchase allocation, which occurred at the end of the fourth quarter of fiscal 2022, was for a total consideration of $19,591. The Company’s preliminary estimate of the fair value of specifically identifiable assets acquired and liabilities assumed as of the date of acquisition is subject to change upon finalizing its valuation analysis. The remaining fair value estimates to finalize include working capital, intangibles, and property and equipment. The final determination may result in changes in the fair value of certain assets and liabilities as compared to these preliminary estimates, which is expected to be finalized in fiscal year 2023.

The following table summarizes the final and preliminary purchase price allocations for the fair values of the identifiable assets acquired, components of consideration transferred and the transactional related expenses using the acquisition method of accounting:

Identifiable assets acquired and liabilities assumed	Final	Preliminary	Total
Current assets	$2,531	$16	$2,547
Property and equipment	32,718	17,293	50,011
Identifiable intangible assets	3,400	620	4,020
Goodwill	14,944	1,762	16,706
Total assets acquired	53,593	19,691	73,284

Current liabilities	(447)	(100)	(547)
Total liabilities assumed	(447)	(100)	(547)
Total fair value, net of cash acquired of $49	$53,146	$19,591	$72,737

Components of consideration transferred
Cash	50,068	19,191	69,259
Holdback	1,608	400	2,008
Contingent consideration	1,470	—	1,470
Total consideration transferred	$53,146	$19,591	$72,737
Transaction expenses included in “other operating expense” in the consolidated statement of operations for fiscal year 2022	$880	$241	$1,121

2022 Asset Acquisitions:    The following table summarizes the application of the cost accumulation model to acquired bowling centers treated as asset acquisitions:

Identifiable assets acquired and liabilities assumed	Bowl America	Other Asset Acquisition	Total
Current assets	$2,949	$5	$2,954
Property and equipment	40,121	8,564	48,685
Identifiable intangible assets	1,099	1,136	2,235
Assets held for sale	10,985	—	10,985
Current liabilities	(1,426)	(81)	(1,507)
Deferred tax liability	(9,107)	—	(9,107)
Total consideration transferred	$44,621	$9,624	$54,245

2021 Business Combination:    The Company acquired the following bowling business (“2021 Business Combination”) in fiscal year 2021 for a total purchase price of $2,760, net of cash acquired. The balance sheets reflect assets acquired and liabilities assumed recorded at fair values and resulting recognition of goodwill.

The following table summarizes the purchase price allocation for the fair values of the identifiable assets acquired, components of consideration transferred and the transactional related expenses using the acquisition method of accounting:

Identifiable assets acquired and liabilities assumed	Total
Current assets	$90
Property and equipment	181
Identifiable intangible assets	465
Goodwill	2,350
Total assets acquired	3,086

Current liabilities	326
Total liabilities assumed	326
Total fair value, net of cash acquired of $5	$2,760

Components of consideration transferred
Cash	$2,760
Transaction expenses included in “other operating expense” in the consolidated statement of operations for fiscal year 2021	$69

The following summarizes key valuation approaches and assumptions utilized in calculating the fair values for Business Combinations and Asset Acquisitions, which are accounted for under the acquisition method of accounting and cost accumulation model, respectively:

Property and equipment — Buildings, improvements, and equipment are valued using the cost approach and land is valued at its highest and best use by the market or sales comparison approach. The fair value of tangible personal property was determined primarily using variations of the cost approach. Certain assets with an active secondary market were valued using the market approach. The current use of certain nonfinancial assets acquired differed from their highest and best use, due to local market conditions, the value of the land exceeding the combined fair values of the land and building, and zoning and commercial viability of the surrounding area. The valuation inputs used to determine the fair value of the land and building are based on level 3 inputs, including discount rates, sales projections, and future cash flows.

Assets held for sale — We utilize a valuation specialist to assist with our determination of the assets held for sale estimated fair value less costs to sell, using a market approach. These inputs are classified as level 2 fair value measurements.

Intangible assets — We acquired intangible assets including trade names, non-competition agreements, customer relationships, and liquor licenses.

–       Trade names:    Trade names are recognized during Business Combinations and Asset Acquisitions using the relief-from-royalty method, which is considered a Level 3 fair value measurement due to the use of unobservable inputs. Significant assumptions used in the calculation include: revenue projections, a royalty rate based on qualitative factors and the market-derived royalty rates, discount rate based on the Company’s weighted average cost of capital (WACC) adjusted for risks commonly inherent in trade names and an indefinite life for Professional Bowlers Association trade name as management intends to use the trade name in perpetuity.

–       Non-Competition:    Non-compete agreements are recognized during Business Combinations and Asset Acquisitions. The Company records the fair value of non-competition agreements using the differential discounted cash flow method income approach, a Level 3 fair value measurement due to the use of unobservable inputs. Significant assumptions used in the fair value calculations for non-competition agreements include: potential competitor impact on revenue and expense projections, discount rate based on the Company’s WACC adjusted for risks commonly inherent in intangible assets, specifically non-compete agreements.

–       Customer relationships:    The Company records customer relationships for bowling leagues for Business Combinations and Asset Acquisitions based on the fair value of relationships using the excess earnings income approach and discounted cash flow method, which are considered Level 3 fair value measurements due to the use of unobservable inputs. Significant assumptions used in the fair value calculations for relationships include: revenue and expense projections, customer retention rate for leagues, discount rate based on the Company’s WACC adjusted for risks inherent in intangible assets, specifically customer relationships and the remaining useful life.

–       Liquor licenses:    The Company records the fair value of brokered liquor licenses acquired in Business Combinations and Asset Acquisitions using the market approach. Significant assumptions used in the calculation include approximation based on recent sales of liquor licenses in the respective jurisdictions and assignment of an indefinite useful life as licenses do not expire and can be sold to third parties.

Contingent Consideration — A business combination during fiscal year 2022 included $1,470 of contingent consideration. The contingency depends on approvals by the local township that requires us to transfer real property in the event of certain decisions being made. The range of contingent consideration is $0 - $1,470. We recorded the amount based on:

(i)     The probability of the contingency being met

(ii)    A comparable sales approach to determine the value of the non-cash consideration.

These inputs are classified as level 3 on the fair value hierarchy.

Deferred Tax Liability — Since the Bowl America acquisition was a non-taxable stock acquisition, the Company recorded deferred tax liabilities for the difference between the tax carryover basis and the book value of the opening balances, which were recorded and allocated based on fair values to the respective assets acquired.